Earnings per share (EPS) - Summary of Earnings per Share (EPS) (Detail) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Profit attributable to owners of the Company (basic and diluted)	€ 12,569	€ 15,245	[1]	€ 11,734	[1]
Class A Common Stock [Member]
Earnings per share [line items]
Profit attributable to owners of the Company (basic and diluted)	€ 8,744	€ 10,104		€ 7,777
Weighted-average number of Class B shares at December 31 (basic and diluted)	188,673	177,627		172,180
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Issued Class A shares at January 1	177,627	177,627		163,566
Effect of share options exercised	19
Effect of shares issued	7,890			8,614
Effect of shares issued related to a business combination	1,133
Weighted-average number of Class A shares at December 31 (basic)	186,670	177,627		172,180
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted-average number of Class A shares at December 31 (basic)	186,670	177,627		172,180
Effect of RSU`s on issue	454
Effect of warrants	1,549
Weighted-average number of Class A shares at December 31 (diluted)	188,673	177,627		172,180
Class B Common Stock [Member]
Earnings per share [line items]
Profit attributable to owners of the Company (basic and diluted)	€ 3,825	€ 5,141		€ 3,957
Issued Class B shares at January 1	903,671	903,671		903,671
Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671		903,671
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted-average number of Class A shares at December 31 (diluted)	903,671	903,671		903,671

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.